Liquidity and going concern (Details Narrative)						6 Months Ended			12 Months Ended
	Feb. 16, 2024 SGD ($) shares	Feb. 02, 2024 USD ($)	Feb. 02, 2024 SGD ($)	Oct. 06, 2023 shares	Mar. 23, 2023 shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 SGD ($)	Jun. 30, 2024 SGD ($)	Feb. 16, 2024 $ / shares
Subsidiary, Sale of Stock [Line Items]
Net Cash Provided by (Used in) Operating Activities						$ 1,500,269	$ 2,033,164	$ 2,546,400
[custom:WorkingCapital]						894,805	1,212,644
Cash Equivalents, at Carrying Value						$ 1,803,679				$ 2,444,346
Number of shares issued, shares | shares				171,384	2,800,000
Issuance of new shares | $							$ 5,231,284		$ 11,234,403
working capital loan		$ 327,397	$ 432,000
Loan term		5 years	5 years
Interest rate		7.50%	7.50%			5.00%				5.00%
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued, shares | shares	3,555,555				2,800,000
Share Price | $ / shares											$ 1.35
Issuance of new shares | $	$ 4,800,000